LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
18.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2017	2018
	RMB	RMB
Land use rights	496,819,382	639,222,396
Less: accumulated amortization	(53,550,210)	(64,277,210)
Land use rights, net	443,269,172	574,945,186

Amortization expense was RMB7,895,001, RMB8,935,579 and RMB11,042,735 for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, estimated amortization expense in each of the next five years is RMB11,790,019.

The Company disposed certain of its land use rights and recognized the gain of RMB3,727,161, nil and 315,735 for the year ended 2016, 2017, and 2018 respectively.

As of December 31, 2017 and December 31, 2018, certain land use rights with net book value of RMB187,805,393 and RMB131,554,095 were pledged as collateral for the Company’s borrowings (note 23).